Vessel revenue (Tables)	6 Months Ended
Jun. 30, 2019
Analysis of income and expense [abstract]
Revenue Sources
Revenue Sources

	For the six months ended June 30,
In thousands of U.S. dollars	2019	2018
Pool revenue	$342,505	$272,436
Time charter revenue	2,551	18,558
Voyage revenue (spot market)	1,579	7,247
	$346,635	$298,241